Summary on exchange Rates Applied (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Renminbi And United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	7.1268	7.0827
Exchange rate measurement	7.1162		6.9291
Hong Kong Dollar And United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exchange rate	7.8087	7.8157
Exchange rate measurement	7.8187		7.8392